Document and Entity Information	Sep. 26, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001181506
Document Type	8-K
Document Period End Date	Sep. 26, 2023
Entity Registrant Name	PIMCO Municipal Income Fund III
Entity Incorporation State Country Code	MA
Entity File Number	811-21187
Entity Tax Identification Number	55-6145593
Entity Address, Address Line One	1633 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(844)
Local Phone Number	337-4626
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares
Trading Symbol	PMX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false